Losses Per Share (Details) - Schedule of basic and diluted losses per share (“EPS”) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss			$ (137,408)	$ (7,437)
Denominator
Denominator for basic EPS – weighted-average shares	184,031,015	9,763,675	11,970,550	7,978,512
Effect of dilutive securities
Denominator for diluted EPS – weighted-average shares	184,031,015	9,763,675	11,970,550	7,978,512
EPS – Basic and Diluted	$ (0.32)	$ (0.42)	$ (11.48)	$ (0.93)